LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long term debt gross	$ 431	$ 2,545
Less current portion - product development loan	(275)	(298)
Less accrued interest on product development loan - current	(156)	(160)
Total long-term debt		2,087
P P P Loan [Member]
Debt Instrument [Line Items]
Long term debt gross		2,087
Finnish Funding Agency For Technology And Innovation [Member]
Debt Instrument [Line Items]
Long term debt gross	$ 431	$ 458